Document and Entity Information	Feb. 21, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001005011
Document Type	8-K
Document Period End Date	Feb. 21, 2020
Entity Registrant Name	GRAPHIC PACKAGING INTERNATIONAL, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	033-80475
Entity Tax Identification Number	84-0772929
Entity Address, Address Line One	1500 Riveredge Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	240-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false